Loss before tax	6 Months Ended
Jun. 30, 2026
Loss Before Tax
Loss before tax

7.	Loss before tax

Loss before tax has been arrived at after charging:

	(Unaudited) Six-month ended June 30, 2026 S$	(Unaudited) Six-month ended June 30, 2025 S$
Amortization of intangible assets	115,854	115,854
Allowance of expected credit losses for trade and other receivables	2,458	1,277
Depreciation of plant and equipment	13,567	16,609
Bad debt written off	17,719	-
Employee benefits expense	726,200	616,862
Exchange losses	7,856	325,411
Share-based payment (Note 20)	-	2,793,584

BELIVE HOLDINGS AND ITS SUBSIDIARIES

NOTES TO THE UNAUDITED INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

For the six-month ended June 30, 2026

(in Singapore Dollars)